HARRISON STREET REAL ASSETS FUND LLC Schedule of Investments June 30, 2026 (Unaudited)
Number of Shares		Value
Private Investment Funds(a) - 86.6%
	Diversified – 86.6%
91,161	AEW Cold Storage Properties Fund LP(b)	$96,874,065
8,522	AgriVest Farmland Fund, Inc.	20,301,956
31,479	Blackstone Infrastructure Partners LP	85,750,000
136,684	BTG Pactual Open Ended Core U.S. Timberland Fund LP	237,772,786
—	Ceres Farmland Holdings LP(b)(c)	128,469,461
—	DigitalBridge AI Infrastructure B LP(d)	10,608,452
—	DigitalBridge AI Infrastructure D LP(e)	16,599,276
77,782,381	DigitalBridge Credit LP(b)	21,096,082
29,582,693	Global Diversified Infrastructure Fund	53,644,260
62,490	Hancock Timberland and Farmland Fund LP	68,933,929
192,608	Harrison Street Infrastructure Fund LP(b)(f)	275,564,945
155,887	IFC Core Farmland Fund LP(g)	199,917,413
—	Infrastructure Debt Fund III LP(b)(h)	3,854,997
739	Jamestown Timberland Fund(i)	279,409
52,951	Macquarie Global Infrastructure Fund	68,287,577
95,288	National Data Center Fund, LLC(b)	167,524,055
81,731	Nuveen – Global Farmland Fund(b)	77,229,594
—	RMS Evergreen U.S. Forestland Fund LP(b)(j)	72,959,678
53,006	Stockbridge Niche Logistics Fund LP(b)	79,802,684
55,755	U.S. Core Farmland Fund LP(i)	86,897,146
—	Versus Capital Real Assets Sub-REIT II, LLC(k)(l)	45,049,715
	Total Private Investment Funds	1,817,417,480
	(Cost $1,475,139,044)
Common Stocks - 18.3%
	Airport Develop/Maintenance – 1.4%
635,118	Aena SME S.A. (Spain)(m)	19,353,683
268,732	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	6,796,249
109,748	Japan Airport Terminal Co., Ltd. (Japan)	3,423,977
		29,573,909
	Building-Heavy Constructions – 0.2%
118,859	Cellnex Telecom S.A. (Spain)(m)	3,553,357
	Electric-Distribution – 1.2%
1,187,302	National Grid, PLC (United Kingdom)	19,582,845
72,258	Sempra	6,699,039
		26,281,884
	Electric-Generation – 0.3%
140,015	SSE, PLC (United Kingdom)	4,517,197
4,991	Talen Energy Corp.(n)	1,917,842
		6,435,039
	Electric-Integrated – 5.2%
61,747	Alliant Energy Corp.	4,710,679
461,559	CenterPoint Energy, Inc.	20,327,059
624,543	Equatorial S.A. (Brazil)	4,711,021
80,034	FirstEnergy Corp.	3,804,816
20,720	IDACORP, Inc.	3,134,936
364,852	NextEra Energy, Inc.	32,023,060
301,500	PG&E Corp.	5,071,230
163,878	Pinnacle West Capital Corp.	17,534,946
216,953	Xcel Energy, Inc.	17,421,326
		108,739,073
	Electric-Transmission – 0.7%
86,807	Elia Group S.A. (Belgium)	13,823,023
Number of Shares		Value
	Gas-Distribution – 1.7%
1,134,935	Italgas SpA (Italy)	$13,142,786
392,896	NiSource, Inc.	18,682,205
54,955	Southwest Gas Holdings, Inc.	4,873,409
		36,698,400
	Non-hazardous Waste Disposal – 0.1%
1,572,637	Cleanaway Waste Management, Ltd. (Australia)	2,560,271
	Pipelines – 3.1%
19,811	Cheniere Energy, Inc.	4,735,027
70,931	Targa Resources Corp.	19,019,438
285,670	TC Energy Corp. (Canada)	18,917,103
288,246	Williams Cos., Inc.	21,428,208
		64,099,776
	REITS-Diversified – 0.9%
202,665	Crown Castle Inc., REIT	15,347,820
3,961	Equinix, Inc., REIT	4,128,907
		19,476,727
	Transport-Rail – 3.0%
475,339	CSX Corp.	22,592,863
732,444	Getlink SE (France)	15,569,122
770,725	Rumo S.A. (Brazil)	2,005,082
87,822	Union Pacific Corp.	23,887,584
		64,054,651
	Warehousing & Harbor Transportation Service – 0.3%
368,802	International Container Terminal Services, Inc. (Philippines)	5,366,508
	Water – 0.2%
3,489,509	Guangdong Investment Ltd. (Hong Kong)	3,457,474
	Total Common Stocks	384,120,092
	(Cost $318,320,482)
Warrants - 0.0%
	Diversified – 0.0%
111,000	Spearmint Renewable Development Company, LLC, 2/19/2033(k)(n)	—
152,508	Spearmint Renewable Development Company, LLC, 6/3/2034(k)(n)	—
	Total Warrants	—
	(Cost $0)
Investment Companies/ETFs - 4.9%
	Diversified – 4.9%
3,830,316	Harrison Street Infrastructure Active ETF(f)(o)	102,586,587
	Total Investment Companies/ETFs	102,586,587
	(Cost $100,249,080)
Principal Amount
Private Debts(a)(k) - 0.7%
	Energy Transition – Battery Storage – 0.7%
$ 15,353,598	Spearmint Renewable Development Company, LLC, 13.00%, 3/31/2029(p)	14,976,888
1,271,221	Spearmint Renewable Development Company, LLC, Unfunded, 4.00%, 3/31/2029(q)	795
		14,977,683
	Total Private Debts	14,977,683
	(Cost $14,979,290)

HARRISON STREET REAL ASSETS FUND LLC Schedule of Investments June 30, 2026 (Unaudited) (continued)
Number of Shares		Value
Short-Term Investments - 0.6%
11,967,110	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.55%	$11,967,110
	Total Short-Term Investments	11,967,110
	(Cost $11,967,110)
	Total Investments – 111.1%	2,331,068,952
	(Cost $1,920,655,006)
	Liabilities in excess of Other Assets – (11.1)%	(233,354,789)
	Net Assets – 100.0%	$2,097,714,163

(a)   Restricted Securities.

(b)   The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.

(c)   Partnership is not designated in units. The Fund owns approximately 6.2% of this Fund.

(d)   Partnership is not designated in units. The Fund owns approximately 2.9% of this Fund.

(e)   Partnership is not designated in units. The Fund owns approximately 4.6% of this Fund.

(f)    Affiliated issuer.

(g)   The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

(h)   Partnership is not designated in units. The Fund owns approximately 9.9% of this Fund.

(i)    The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

(j)    Partnership is not designated in units. The Fund owns approximately 7.5% of this Fund.

(k)   Security value was determined by using significant unobservable inputs.

(l)    Investment is a wholly-owned and controlled subsidiary that is not designated in units.

(m)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $22,907,040, which represents 1.1% of Net Assets.

(n)   Non-income producing security.

(o)   The Fund owns more than 50% of the Investment Company.

(p)   Payment-in-kind (PIK) security which has paid interest in the form of additional principal amount, at the same rate as cash. The most recent coupon was 54% PIK.

(q)   Par amount represents the Fund’s remaining commitment of additional debt upon request by the underlying borrower. The rate presented, if any, represents the commitment fee rate paid by the underlying borrower to the Fund with respect to the par amount of the commitment.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

HARRISON STREET REAL ASSETS FUND LLC Schedule of Investments June 30, 2026 (Unaudited) (concluded)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.

As of June 30, 2026, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Cold Storage Properties Fund LP	5/4/2022	91,161	—	$103,288	$96,874	$—	4.6%
AgriVest Farmland Fund, Inc.	7/1/2019	8,522	—	16,969	20,302	—	1.0%
Blackstone Infrastructure Partners LP	3/31/2019	31,480	—	43,842	85,750	10,000	4.1%
BTG Pactual Open Ended Core U.S. Timberland Fund LP	9/18/2017	136,684	—	181,246	237,773	—	11.3%
Ceres Farmland Holdings LP	11/6/2017	—	6.2%	64,524	128,469	—	6.1%
DigitalBridge AI Infrastructure B LP	1/24/2025	—	2.9%	8,489	10,608	7,342	0.5%
DigitalBridge AI Infrastructure D LP	1/24/2025	—	4.6%	13,271	16,599	11,483	0.8%
DigitalBridge Credit LP	12/19/2022	77,782,381	—	36,297	21,096	10,171	1.0%
Global Diversified Infrastructure Fund	6/30/2025	29,582,693	—	49,942	53,644	—	2.6%
Hancock Timberland and Farmland Fund LP	9/18/2017	62,490	—	65,283	68,934	—	3.3%
Harrison Street Infrastructure Fund LP	7/2/2018	192,608	—	208,630	275,565	—	13.1%
IFC Core Farmland Fund LP	10/25/2019	155,887	—	180,947	199,917	—	9.5%
Infrastructure Debt Fund III LP	10/1/2018	—	9.9%	8,088	3,855	—	0.2%
Jamestown Timberland Fund	7/2/2018	739	—	740	279	—	0.0%
Macquarie Global Infrastructure Fund	3/15/2022	52,951	—	53,763	68,288	—	3.3%
National Data Center Fund, LLC	4/1/2021	95,288	—	100,032	167,524	—	8.0%
Nuveen – Global Farmland Fund	7/28/2020	81,731	—	80,170	77,230	53,757	3.7%
RMS Evergreen U.S. Forestland Fund LP	9/18/2017	—	7.5%	49,065	72,960	—	3.5%
Spearmint Renewable Development Company, LLC	6/4/2026	15,353,598	—	14,978	14,977	—	0.7%
Spearmint Renewable Development Company, LLC, Unfunded	6/4/2026	1,271,221	—	1	1	1,239	0.0%
Stockbridge Niche Logistics Fund LP	4/2/2024	53,006	—	80,559	79,803	—	3.8%
U.S. Core Farmland Fund LP	9/18/2017	55,755	—	71,738	86,897	—	4.1%
Versus Capital Real Assets Sub-REIT II, LLC	9/29/2017	—	100.0%	58,256	45,050	—	2.1%
				$1,490,118	$1,832,395	$93,992	87.3%

(a)  The securities include Investment Funds, private debt investments, and a wholly-owned REIT subsidiaries. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.

(b)  Initial acquisition date as shares are purchased at various dates.

(c)  Unfunded Commitments to Investment Funds approximate their fair values.